COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
Commitments And Contingencies Tables Abstract
Future minimum payments under leases and other commitments
(in thousands)

2019	$(319)
2020	(291)
2021	(226)
2022	(126)
2023	(103)
Thereafter	(194)
$(1,259)